Financial instruments-Fair values and risk management- Group's profit after tax (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 50,319,820	$ 112,900,387
Financial assets at fair value through profit or loss, category [member] | Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,537,608	9,906,000
Unlisted securities | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		425,031,617
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,537,608	9,906,000
Level 3 of fair value hierarchy [member] | Unlisted securities | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 425,031,617
Warrant liabilities [member] | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,574,885
Warrant liabilities [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,574,885